Information on remuneration - Accumulated annual pension entitlements and pension-related costs (Detail) - Board of management [Member]	Dec. 31, 2017 EUR (€)
Information on remuneration [Line items]
Total pension-related costs	€ 1,087,909	[1]
F.A. van Houten [Member]
Information on remuneration [Line items]
Age	57
Accumulated annual pension	€ 295,007	[2]
Total pension-related costs	€ 562,899	[1]
A. Bhattacharya [Member]
Information on remuneration [Line items]
Age	56
Accumulated annual pension	€ 25,539	[2]
Total pension-related costs	€ 235,728	[1]
P.A.J. Nota [Member]
Information on remuneration [Line items]
Age	53
Accumulated annual pension	€ 45,442	[2]
Total pension-related costs	€ 257,273	[1]
M.J. van Ginneken [Member]
Information on remuneration [Line items]
Age	44
Accumulated annual pension	€ 37,359	[2]
Total pension-related costs	€ 32,009	[1]

[1]	Cost related to period of board membership and include paid pension allowances as well as pension premium paid by employer to Collective Defined Contribution plan
[2]	Total of entitlements under Philips pension scheme, including - if applicable - transferred pension entitlements under pension scheme(s) of previous employer(s)